Law Offices of
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441
Telephone (415) 856-7000
Facsimile (415) 856-7100
Internet www.paulhastings.com
December 6, 2005
VIA EDGAR CORRESPONDENCE FILING
Secretary
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Kayne Anderson MLP Investment Company File Nos. 333-129325 and 811-21593
Sir or Madam:
On behalf of Kayne Anderson MLP Investment Company (the “Company”), attached please find the following for filing with the Securities and Exchange Commission (the “Commission”): the Company’s pre-effective amendment number 1 to its registration statement on Form N-2 with respect to the Company’s issuance of auction rate senior notes, Series E (“Series E Notes”).
In addition, we offer the following responses to the comments of Christian T. Sandoe of the Commission’s staff in a letter dated November 25, 2005 regarding the Company’s registration statement filed with the Commission on October 28, 2005 (the “Registration Statement”). For your convenience, where necessary we have reproduced Mr. Sandoe’s comments and used the same numbering as that provided in the comment letter.
PROSPECTUS — Directors and Officers (page 58):
1.	Comment: Please categorize Anne K. Costin as an interested director and revise footnote (1) to indicate that Ms. Costin will be treated as an “interested person” during and until the completion of this offering.

Response: The requested change has been made.
GENERAL COMMENTS:
2.	Comment: If you intend to omit certain information from the form of prospectus included with the registration statement that is declared effective in reliance on Rule 430A under the Securities Act, please identify the omitted information to us supplementally, preferably before filing the final pre-effective amendment.

Response: The Company intends to rely on Rule 430A under the Securities Act and to omit the following information from the form of prospectus included with the Registration Statement that is declared effective by the staff of the Commission:
•	The date of the prospectus, the date of the statement of additional information and the date of delivery of the Series E Notes;

•	The underwriting discounts and commissions;

•	Prospectus Summary – the initial rate period, the interest rate for the initial rate period and the first auction date; and

•	Use of Proceeds – the net proceeds.
* * * * * * * * * *

Securities and Exchange Commission
December 6, 2005

We believe that we have addressed fully Mr. Sandoe’s comments regarding the Registration Statement.
Please direct any inquiries regarding this filing to the undersigned at (415) 856-7041.
Very truly yours,
/s/ H. Sarah Whittington
H. Sarah Whittington
for PAUL, HASTINGS, JANOFSKY & WALKER LLP
Enclosures

cc:	Kevin S. McCarthy (w/ enclosures) David J. Shladovsky, Esq. (w/ enclosures) David A. Hearth, Esq. (w/ enclosures)